Other current assets (Tables)	6 Months Ended
Jun. 30, 2022
Other current assets
Schedule of other current assets

	June 30, 2022	December 31, 2021
Other financial assets	3,561	17,145
Trade and other receivables	331,770	164,785
Contract asset (Indivior PLC)	78,253	159,636
Prepayments	1,719,694	1,115,374
Total other current assets	2,133,278	1,456,940